Sale of SharkNinja Co., Ltd (Details) - SharkNinja (Japanese) Co. Ltd - Disposal Group, Disposed of by Sale, Not Discontinued Operations - USD ($) $ in Millions		12 Months Ended
	Jul. 27, 2023	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncash or part noncash divestiture, amount of consideration received	$ 8.0	$ 8.0
Noncontrolling interest, decrease from deconsolidation		3.3
Net carrying value of assets		$ 11.3